SHARE CAPITAL AND SHARE-BASED PAYMENTS (Details) - Stock options [Member] - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Statement [Line Items]
Stock Options Outstanding, Beginning	7,675,000	6,666,000
Granted		2,500,000
Expired		1,301,000
Exercised	826,250
Cancelled / Forfeited		190,000
Stock Options Outstanding, Ending	6,848,750	7,675,000
Stock Options Exercisable	6,848,750
Outstanding And Exercisable Weighted Average Exercise Price, Beginning	$ 1.15	$ 1.27
Weighted Average Exercise Price, Granted		0.78
Weighted Average Exercise Price, Expired		1.04
Weighted Average Exercise Price, Exercised	1.44
Weighted Average Exercise Price, Cancelled / Forfeited		1.26
Outstanding And Exercisable Weighted Average Exercise Price, Ending	1.11	$ 1.15
Weighted Average Exercise Price, Stock Options Exercisable	$ 1.11